Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have a policy or practice regarding the timing for granting stock options or stock appreciation rights, as we do not currently grant these types of awards under our compensation program. We do currently grant restricted stock units under our executive annual bonus program, if earned based on performance achievement, with annual grants of these types of equity awards generally decided during the Committee’s meeting held in February and/or March of each year. The restrictive stock unit grants with respect to 2024 performance became effective on March 15, 2025. This timing was intended to ensure that the grants were issued after the release of the previous fiscal year’s earnings information, when the public was aware of the information and the information was reflected in the stock price used to value the awards. The Committee currently expects to continue this practice with respect to annual equity awards made pursuant to the Executive Annual Bonus Plan. Outside of our annual equity award cycle, we may grant equity awards at other times throughout the year, such as to new employee hires, to employees receiving promotions, for retention purposes, or in other relevant circumstances. The Committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.

Award Timing Method	We do not have a policy or practice regarding the timing for granting stock options or stock appreciation rights, as we do not currently grant these types of awards under our compensation program. We do currently grant restricted stock units under our executive annual bonus program, if earned based on performance achievement, with annual grants of these types of equity awards generally decided during the Committee’s meeting held in February and/or March of each year. The restrictive stock unit grants with respect to 2024 performance became effective on March 15, 2025. This timing was intended to ensure that the grants were issued after the release of the previous fiscal year’s earnings information, when the public was aware of the information and the information was reflected in the stock price used to value the awards.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we may grant equity awards at other times throughout the year, such as to new employee hires, to employees receiving promotions, for retention purposes, or in other relevant circumstances.The Committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false